Trade and Other Payables - Summary of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Trade And Other Payables [Line Items]
Trade payables	₽ 32,437	₽ 18,725
Payables to third-party sellers on the marketplace platform	9,437	1,912
Payables under the reverse factoring program	223	0
Payroll payables, including related taxes	372	299
Other payables	154	306
Total	42,623	21,242
Current	42,545	21,242
Non-current	₽ 78	₽ 0